Employee Benefit Plans (Summary of Changes in Benefit Obligations of Defined Benefit Plan Recognized) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Employee Benefit Plans [Abstract]
Initial recognition of prior service cost	$ 830
Service cost	59
Interest cost	34
Benefit obligation, end of year	$ 923